Leases - Schedule of Lease Items Recognized in Combined Statements of Loss and Other Comprehensive Loss (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases - Schedule of Lease Items Recognized in Combined Statements of Loss and Other Comprehensive Loss (Details) [Line Items]
Depreciation charge of right-of-use assets	¥ 1,646	¥ 6,136
Interest expense (included in finance costs)	92	564	¥ 783
Expense relating to short-term leases not included in lease liabilities (included in cost of revenues, selling and marketing expenses, administrative expenses and research and development expenses)	147	19,826	16,732
Depreciation charge of right-of-use assets, Total	1,885	26,526	25,675
Office Building [Member]
Leases - Schedule of Lease Items Recognized in Combined Statements of Loss and Other Comprehensive Loss (Details) [Line Items]
Depreciation charge of right-of-use assets	1,065	4,870	5,532
Interest expense (included in finance costs)	70	427
Charging stations [Member]
Leases - Schedule of Lease Items Recognized in Combined Statements of Loss and Other Comprehensive Loss (Details) [Line Items]
Depreciation charge of right-of-use assets	581	1,266	¥ 2,628
Interest expense (included in finance costs)	¥ 22	¥ 137